PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER RECEIVABLES
Government authorities	$ 458	$ 472
Prepaid expenses	227	387
Other receivables	22	5
Total prepaid expenses and other receivables	$ 707	$ 864